Investment in equity investees	12 Months Ended
Dec. 31, 2017
Investment in equity investees
Investment in equity investees
9.	Investment in equity investees

The Group’s investment in equity investees consisted of the follows:

	Cost method	Equity method	Total
	RMB	RMB	RMB

Balance as of January 1, 2015	69,698	72,364	142,062
Additions	1,042,134	171,813	1,213,947
Share of loss of equity investees	-	(16,663)	(16,663)
Less: disposals and transfers	(16,000)	(44,788)	(60,788)
Foreign currency translation adjustments	3,287	913	4,200
Balance as of December 31, 2015	1,099,119	183,639	1,282,758
Additions	268,535	34,685	303,220
Share of loss of equity investees	-	(25,640)	(25,640)
Less: disposals and transfers	(75,675)	(6,486)	(82,161)
Less: impairment losses	(86,618)	-	(86,618)
Foreign currency translation adjustments	55,415	498	55,913
Balance as of December 31, 2016	1,260,776	186,696	1,447,472
Additions	34,737	103,472	138,209
Share of loss of equity investees	-	(50,643)	(50,643)
Less: disposals and transfers	(14,623)	(126,512)	(141,135)
Less: impairment losses	(143,974)	(21,223)	(165,197)
Foreign currency translation adjustments	(44,836)	326	(44,510)
Balance as of December 31, 2017	1,092,080	92,116	1,184,196

Cost method

As of December 31, 2016 and 2017, the carrying value of the Group’s cost-method investments were RMB1.26 billion and RMB1.09 billion, respectively. Investments are accounted for under the cost method if the underlying stocks the Group invested in had no readily determinable fair value or the Group has neither significant influence nor control through investment in common stock or in-substance common stock. For the years ended December 31, 2015, 2016 and 2017, the Group invested RMB1.04 billion, RMB268.5 million, and RMB34.7 million in multiple private companies accounted for under the cost method respectively, which management believes will lead to future operating synergies with the Group’s business in future years.

Equity method

As of December 31, 2016 and 2017, the carrying value of the Group’s investments accounted for under the equity method were RMB186.7 million and RMB92.1 million, respectively. The Group applies the equity method to account for its equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. For the year ended December 31, 2017, the Group disposed certain investments accounted for under the equity method and recorded a disposal gain of RMB43.6 million, which was recognized in the investment income/(loss) in the consolidated statements of comprehensive income.

The condensed financial information of the Group’s equity investments accounted for under the equity method were summarized as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Revenue	120,930	652,864	80,095
Gross profit	13,846	138,640	4,981
Loss from operations	(45,351)	(35,586)	(133,910)
Net loss	(45,621)	(47,855)	(133,207)
Net loss attributable to the equity-method investees	(45,621)	(36,886)	(129,223)

	As of December 31,
	2016	2017
	RMB	RMB

Current assets	400,179	222,030
Non-current assets	33,689	133,003
Current liabilities	208,515	45,515
Non-current liabilities	2,171	-
Noncontrolling interests	4,656	8,603